Financial Instruments - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Parenthetical) (Detail) - Fair value [member] - EUR (€)
€ in Millions
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of Detailed Information about Financial Instruments [Line Items]
Derivatives assets, reported within trade receivables	€ 115	€ 78	€ 103
Derivatives liabilities, reported within trade receivables	€ (87)	€ (103)	€ (111)